Income Tax	9 Months Ended
Sep. 30, 2023
Interim Income Tax [Abstract]
INCOME TAX

NOTE 9. INCOME TAX

The Company’s effective tax rate for the three and nine months ended September 30, 2023, was 87.0% and 30.4%, respectively. The Company’s effective tax rate for both the three months ended September 30, 2022, and for the period from March 11, 2022 (inception) through September 30, 2022, was 0%. The Company’s effective tax rate differs from the statutory income tax rate of 21% primarily due to the recognition of gains or losses from the changes in the fair value of warrant liabilities, non-deductible transaction costs and the valuation allowance on the deferred tax assets for the three and nine months ended September 30, 2023. The Company’s effective tax rate differs from the statutory income tax rate of 21% primarily due to the Company recording a full valuation allowance on deferred tax asset for the three months ended September 30, 2022, and for the period from March 11, 2022 (inception) through September 30, 2022.

The Company has used a discrete effective tax rate method to calculate taxes for the three and nine months ended September 30, 2023, and for the three months ended September 30, 2022, and for the period from March 11, 2022 (inception) through September 30, 2022. The Company believes that, at this time, the use of the discrete method is more appropriate than the estimated annual effective tax rate method as the estimated annual effective tax rate method is not reliable due to a high degree of uncertainty in estimating annual pretax earnings.